Earnings per $0.25 Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per $0.25 Ordinary Share
Schedule of Earnings per Ordinary Share

	2023	2022	2021
Profit for the year attributable to equity holders ($m)	5,955	3,288	112
Basic earnings per Ordinary Share	$3.84	$2.12	$0.08
Diluted earnings per Ordinary Share	$3.81	$2.11	$0.08
Weighted average number of Ordinary Shares in issue for basic earnings (millions)	1,549	1,548	1,418
Dilutive impact of share options outstanding (millions)	13	12	9
Diluted weighted average number of Ordinary Shares in issue (millions)	1,562	1,560	1,427